Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Goodwill
11     Goodwill
Recognition and measurement
Goodwill is not amortised; it is tested annually at 30 September for impairment or more frequently if events or changes in circumstances indicate a potential impairment, refer to note 4 for further information.

	2022 US$m	2021 US$m
Net book value
At 1 January	879	946
Adjustment on currency translation	(53)	(67)
At 31 December	826	879
– cost	15,974	16,987
– accumulated impairment	(15,148)	(16,108)

At 1 January
– cost	16,987	17,341
– accumulated impairment	(16,108)	(16,395)
At 31 December, goodwill has been allocated as follows:

	2022 US$m	2021 US$m
Net book value
Richards Bay Minerals	405	428
Pilbara	337	362
Dampier Salt	84	89
	826	879
11     Goodwill continued
Impairment tests for goodwill
Richards Bay Minerals
Richards Bay Minerals’ annual impairment review resulted in no impairment charge for 2022 (2021: no impairment charge). The recoverable amount has been assessed by reference to FVLCD, in line with the policy set out in note 4 and classified as level 3 under the fair value hierarchy. FVLCD was determined by estimating cash flows until the end of the life-of-mine plan including anticipated expansions. In arriving at FVLCD, a post-tax discount rate of 8.6% (2021: 8.6%) has been applied to the post-tax cash flows expressed in real terms.
The key assumptions to which the calculation of FVLCD for Richards Bay Minerals is most sensitive and the corresponding change in FVLCD are set out below:

2022 US$m
5% increase in the titanium slag price	207
1% increase in the discount rate applied to post-tax cash flows	(140)
10% strengthening of the South African rand	263
Other assumptions include the long-term pig iron and zircon prices and operating costs. Future selling prices and operating costs have been estimated in line with the policy set out in note 4. The recoverable amount of the cash-generating unit (CGU) exceeds the carrying value when each of these sensitivities is applied while keeping all other assumptions constant.